Operating Leases	12 Months Ended
Mar. 31, 2024
Operating Leases [Abstract]
OPERATING LEASES

NOTE 9 – OPERATING LEASES

On January 1, 2018, the Company entered into a lease agreement with its related party company to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. As the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities.

Operating lease right-of-use assets as of March 31, 2024 and 2023 were as follows:

	As of March 31,
	2024	2023

Office and warehouse*	$343,453	$361,092
Less: accumulated amortization	(107,605)	(55,042)
Total right-of-use assets, net	$235,848	$306,050

The Company recognized lease expenses for the operating lease right-of-use assets office and warehouse over the lease period which is 10 years. For the years ended March 31, 2024 and 2023, the operating lease expenses were $69,819 and $73,034, respectively.

Operating lease liabilities as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023

Office and warehouse	$235,848	$306,050
Total operating lease liabilities, net	$235,848	$306,050

Current portion and non-current portion of operating lease liabilities as of March 31, 2024 and 2023:

	As of March 31,
	2024	2023

Non-current portion of operating lease liabilities – related party	$177,538	$247,961
Current portion of operating lease liabilities – related party	58,310	58,089
Total operating lease liabilities	$235,848	$306,050

The discount rate used for the office and warehouse was 5.40%. The remaining lease term for the operating lease was 3.75 years.

Maturity analysis of operating lease liabilities as of March 31, 2024 is as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	69,305
Two years	500,400	69,305
Three years	500,400	69,305
Four years	375,300	51,978
Total undiscounted cash flows	1,876,500	$259,893
Less: imputed interest	(173,605)	(24,045)
Operating lease liabilities	1,702,895	235,848

The Company had no other operating or financing lease agreements or short-term leases, defined as leases with initial term of 12 months or less, for the years ended March 31, 2024 and 2023.